Property, plant and equipment and Exploration and evaluation assets - Disclosure of Property Plant and Equipment (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	₨ 888,596
Unsuccessful exploration cost		497	$ 7			₨ 407
Ending balance		1,090,844	15,773	₨ 888,596	[1]
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,554,586	36,937	2,453,503
Additions		112,888	1,632	78,751
Transfers/ Reclassifications		(12)	0
Disposals/ adjustments		(11,649)	(168)	(9,470)
Unsuccessful exploration cost		(497)	(7)	(1)
Acquisition through business combination (Refer Note 4(a))		48,449	701	15,476
Foreign exchange		71,058	1,027	16,327
Ending balance		2,774,823	40,122	2,554,586		2,453,503
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		661,278		660,672
Additions		5,526		1,131
Transfers/ Reclassifications		(591,826)		(1,985)
Disposals/ adjustments				(633)
Unsuccessful exploration cost		(497)		(1)
Foreign exchange		47,984		2,094
Ending balance		122,465		661,278		660,672
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,506,685	21,785	1,477,524
Charge for the year		95,718	1,384	74,588
Transfers/ Reclassifications		(12)
Disposals/ adjustments		(7,189)	(103)	(7,541)
Impairment1(Charge/ (reversal))		(2,611)	(38)	(46,323)
Foreign exchange		63,428	917	8,437
Ending balance		1,656,019	23,945	1,506,685		1,477,524
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		501,973		561,820
Transfers/ Reclassifications		(443,876)
Impairment1(Charge/ (reversal))				(61,062)
Foreign exchange		36,408		1,215
Ending balance		94,505		501,973		561,820
Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,047,901		975,979
Ending balance		1,118,804	$ 16,177	1,047,901		975,979
Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		159,305		98,852
Ending balance		27,960		159,305		98,852
E & E assets (Mining properties) [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		190,865		170,465
Additions		11,473		5,286
Transfers/ Reclassifications		20,729		10,945
Disposals/ adjustments		(531)		(1)
Foreign exchange		(4,864)		4,170
Ending balance		217,672		190,865		170,465
E & E assets (Mining properties) [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		137,771		84,605
Charge for the year		14,439		10,573
Transfers/ Reclassifications		(2)
Disposals/ adjustments				0
Impairment1(Charge/ (reversal))				41,140
Foreign exchange		(1,534)		1,453
Ending balance		150,674		137,771		84,605
E & E assets (Mining properties) [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		53,094		85,860
Ending balance		66,998		53,094		85,860
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		112,512		106,542
Additions		5,129		955
Transfers/ Reclassifications		10,914		682
Disposals/ adjustments		(156)		(48)
Acquisition through business combination (Refer Note 4(a))		8,910		3,140
Foreign exchange		(1,107)		1,241
Ending balance		136,202		112,512		106,542
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		25,534		21,077
Charge for the year		4,915		3,088
Transfers/ Reclassifications		422		(186)
Disposals/ adjustments		(153)		0
Impairment1(Charge/ (reversal))				823
Foreign exchange		(774)		732
Ending balance		29,944		25,534		21,077
Land and buildings [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		86,978		85,465
Ending balance		106,258		86,978		85,465
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		777,490		713,598
Additions		18,764		7,050
Transfers/ Reclassifications		29,661		49,619
Disposals/ adjustments		(9,300)		(8,201)
Acquisition through business combination (Refer Note 4(a))		34,895		10,510
Foreign exchange		(4,546)		4,914
Ending balance		846,964		777,490		713,598
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		235,949		207,823
Charge for the year		32,811		30,604
Transfers/ Reclassifications		(639)		(120)
Disposals/ adjustments		(6,624)		(7,296)
Impairment1(Charge/ (reversal))				1,847
Foreign exchange		(2,996)		3,091
Ending balance		258,501		235,949		207,823
Plant and equipment [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		541,541		505,775
Ending balance		588,463		541,541		505,775
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		646,790		633,757
Additions		32,684		9,078
Transfers/ Reclassifications		591,826		1,985
Disposals/ adjustments		(136)		(140)
Foreign exchange		34,626		2,110
Ending balance		1,305,790		646,790		633,757
Oil and Gas Properties[member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		583,423		584,258
Charge for the year		42,595		29,694
Transfers/ Reclassifications		443,876
Disposals/ adjustments		(125)		(140)
Impairment1(Charge/ (reversal))		(2,611)		(32,216)
Foreign exchange		31,998		1,827
Ending balance		1,099,156		583,423		584,258
Oil and Gas Properties[member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		63,367		49,499
Ending balance		206,634		63,367		49,499
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,020		10,132
Additions		1,284		622
Transfers/ Reclassifications		2,613		69
Disposals/ adjustments		(342)		(185)
Acquisition through business combination (Refer Note 4(a))		76		196
Foreign exchange		(222)		186
Ending balance		14,429		11,020		10,132
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,849		6,234
Charge for the year		958		629
Transfers/ Reclassifications		207		(38)
Disposals/ adjustments		(287)		(105)
Impairment1(Charge/ (reversal))				31
Foreign exchange		(104)		98
Ending balance		7,623		6,849		6,234
Others [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,171		3,898
Ending balance		6,806		4,171		3,898
Asset under Construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		154,631		158,337
Additions		38,028		54,629
Transfers/ Reclassifications		(63,929)		(61,315)
Disposals/ adjustments		(1,184)		(262)
Acquisition through business combination (Refer Note 4(a))		4,568		1,630
Foreign exchange		(813)		1,612
Ending balance		131,301		154,631		158,337
Asset under Construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		15,186		11,707
Transfers/ Reclassifications				344
Impairment1(Charge/ (reversal))				3,114
Foreign exchange		430		21
Ending balance		15,616		15,186		11,707
Asset under Construction [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		139,445		146,630
Ending balance		115,685		139,445		146,630
Property Plant and Equipment Gross [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,893,308		1,792,831
Additions		107,362		77,620
Transfers/ Reclassifications		591,814		1,985
Disposals/ adjustments		(11,649)		(8,837)
Acquisition through business combination (Refer Note 4(a))		48,449		15,476
Foreign exchange		23,074		14,233
Ending balance		2,652,358		1,893,308		1,792,831
Property Plant and Equipment Gross [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,004,712		915,704
Charge for the year		95,718		74,588
Transfers/ Reclassifications		443,864
Disposals/ adjustments		(7,189)		(7,541)
Impairment1(Charge/ (reversal))		(2,611)		14,739
Foreign exchange		27,020		7,222
Ending balance		1,561,514		1,004,712		915,704
Property Plant and Equipment Gross [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		888,596		877,127
Ending balance		₨ 1,090,844		₨ 888,596		₨ 877,127

[1]	Restated - Refer Note 2(b)